OTHER NON-CURRENT ASSETS - Schedule of Other Non-Current Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of other non-current assets:
Mark-to-market interest rate swaps valuation (see note 23)	$ 11,937	$ 8,194
Deferred tax asset (see note 8)	0	5,086
Other non-current assets	2,990	3,737
Other non-current assets	14,927	17,017
NR Satu
Components of other non-current assets:
Capitalized commission expenses and lease incentives	3,000	3,700
Amortization expense	$ 700	$ 700	$ 700